Commitment and Contingencies - Legal Contingencies (Details) - Settled Litigation - USD ($) $ in Millions		1 Months Ended
	Aug. 19, 2020	Apr. 30, 2021	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Michigan Playboy Magazine Subscribers Vs. The Company
Loss Contingencies [Line Items]
Settlement to be paid by the company	$ 3.9
Michael Whalen, as Trustee for the Hugh M. Hefner 1991 Trust Vs. The Company
Loss Contingencies [Line Items]
Payment for legal settlement					$ 1.8
Former Employee Vs. The Company
Loss Contingencies [Line Items]
Settlement to be paid by the company				$ 2.6
Employment practices liability insurance cap						$ 2.5
Payment for legal settlement			$ 0.4
Receivable from insurance provider						$ 0.3	$ 0.3
Former Employee Vs. The Company | Subsequent Event
Loss Contingencies [Line Items]
Settlement to be paid by the company		$ 0.2